Employee Retirement Plans (Reconciliation of Projected Benefit Obligation, Fair Value of Plan Assets, and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in plan assets
Fair value of plan assets, end of year					$ 525.2	$ 458.9
Pension Plans, Defined Benefit [Member]
Changes in benefit obligation
Projected benefit obligation, beginning of year			635.2	744.0	744.0	692.8
Service cost					0	0.3
Interest cost	7.3	7.1	21.9	21.1	28.2	31.2
Plan participants contributions					0	0
Plan amendments					0	0
Actuarial (gain) / loss					(78.5)	75.5
Benefits paid					(58.5)	(55.8)
Projected benefit obligation, end of year					635.2	744.0
Changes in plan assets
Fair value of plan assets, beginning of year			525.2	458.9	458.9	412.2
Actual return on plan assets					84.3	52.7
Employer contributions					40.5	49.8
Plan participants contributions					0	0
Benefits paid					(58.5)	(55.8)
Fair value of plan assets, end of year					525.2	458.9
Funded status
Funded status					(110.0)	(285.1)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Changes in benefit obligation
Projected benefit obligation, beginning of year			4.0	5.4	5.4	27.8
Service cost					0	0.2
Interest cost	0	0	0.1	0.1	0.1	0.7
Plan participants contributions					0.2	0.3
Plan amendments					0	(22.6)
Actuarial (gain) / loss					(1.0)	0.6
Benefits paid			(0.4)		(0.7)	(1.6)
Projected benefit obligation, end of year					4.0	5.4
Changes in plan assets
Fair value of plan assets, beginning of year			0	0	0	0
Actual return on plan assets					0	0
Employer contributions					0.5	1.3
Plan participants contributions					0.2	0.3
Benefits paid			(0.4)		(0.7)	(1.6)
Fair value of plan assets, end of year					0	0
Funded status
Funded status					$ (4.0)	$ (5.4)